LEASES - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Operating Leases
2025	$ 7,450
2026	6,213
2027	4,201
2028	4,063
Thereafter	23,733
Total future minimum lease payments	45,660
Less imputed interest	(12,298)
Total	$ 33,363
Operating Leases
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Accrued expenses and other current liabilities	$ 5,413	$ 6,604
Operating lease liabilities	27,950	$ 10,368
Total	$ 33,363